Consolidated Statements of Shareholders' Equity (unaudited) - CAD ($) $ in Millions	Total	Share Capital [Member]	Paid in Surplus [Member]	Retained Earnings [Member]	AOCI [Member] [1]
Beginning balance at Dec. 31, 2017	$ 19,981	$ 11,040	$ 4,361	$ 3,937	$ 643
Net Earnings (Loss)	(1,072)			(1,072)
Other Comprehensive Income (Loss)	212				212
Comprehensive Income (Loss)	(860)			(1,072)	212
Stock-Based Compensation Expense	4		4
Dividends on Common Shares	(122)			(122)
Ending balance at Jun. 30, 2018	19,003	11,040	4,365	2,743	855
Beginning balance at Dec. 31, 2017	19,981	11,040	4,361	3,937	643
Ending balance at Dec. 31, 2018	17,468	11,040	4,367	1,023	1,038
Net Earnings (Loss)	1,894			1,894
Other Comprehensive Income (Loss)	(194)				(194)
Comprehensive Income (Loss)	1,700			1,894	(194)
Stock-Based Compensation Expense	5		5
Dividends on Common Shares	(123)			(123)
Ending balance at Jun. 30, 2019	$ 19,050	$ 11,040	$ 4,372	$ 2,794	$ 844

[1]	Accumulated Other Comprehensive Income (Loss).